UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number: 028-11031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        November 9, 2012

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 09-30-12
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    62
Form 13F Information Table Value Total:     $196,926 (x$1000)

List of Other Included Managers: None

    				     	                                                     < C>
Name of Issuer                              Class   Cusip        Market   Shares    Inv Auth  Mngr    Voting Auth
3M                                         Common  88579Y101    6785.846  73424     Sole              73424
AT&T                                       Common  00206R102    4004.758  106227    Sole              106227
Abbott Laboratories                        Common  002824100    241.674   3525      Sole              3525
Accenture                                  Common  G1151C101    4523.938  64600     Sole              64600
Acme Packet                                Common  004764106    672.457   39325     Sole              39325
American Tower                             Common  03027x100    2848.461  39900     Sole              39900
Automatic Data Processing                  Common  053015103    5996.988  102233    Sole              102233
BP P.L.C.                                  Common  055622104    5170.631  122064    Sole              122064
Barrick Gold                               Common  067901108    356.672   8541      Sole              8541
Chevron                                    Common  166764100    836.901   7180      Sole              7180
Chubb                                      Common  171232101    7379.632  96744     Sole              96744
Cisco Systems                              Common  17275R102    3292.169  172410    Sole              172410
Citrix Systems                             Common  177376100    455.348   5950      Sole              5950
Clorox                                     Common  189054109    4789.74   66478     Sole              66478
Coca Cola                                  Common  191216100    1154.968  30450     Sole              30450
Colgate Palmolive                          Common  194162103    4805.064  44815     Sole              44815
ConocoPhillips                             Common  20825C104    2934.135  51314     Sole              51314
Deere                                      Common  244199105    230.916   2800      Sole              2800
Dow Chemical                               Common  260543103    5287.183  182600    Sole              182600
DuPont                                     Common  263534109    732.384   14569     Sole              14569
Duke Energy                                Common  26441c105    1522.694  23502     Sole              23502
Eli Lilly                                  Common  532457108    384.353   8107      Sole              8107
Emerson Electric                           Common  291011104    2559.517  53025     Sole              53025
Express Scripts                            Common  30219g108    975.963   15583     Sole              15583
Exxon Mobil                                Common  30231G102    5895.873  64471     Sole              64471
F5 Networks                                Common  315616102    976.814   9335      Sole              9335
General Electric                           Common  369604103    2805.162  123521    Sole              123521
General Mills                              Common  370334104    4089.606  102625    Sole              102625
HCP                                        Common  40414l109    244.64    5500      Sole              5500
Hartford Financial                         Common  416515104    487.516   25078     Sole              25078
Hershey Foods                              Common  427866108    6345.364  89510     Sole              89510
Intel                                      Common  458140100    5621.317  248127    Sole              248127
International Business Machines            Common  459200101    2349.579  11326     Sole              11326
International Flavors & Fragrances         Common  459506101    7538.359  126525    Sole              126525
J.P. Morgan Chase                          Common  46625H100    1048.27   25896     Sole              25896
Johnson & Johnson                          Common  478160104    5217.107  75709     Sole              75709
Linear Technology                          Common  535678106    3743.623  117650    Sole              117650
Medtronic                                  Common  585055106    5702.62   132250    Sole              132250
Merck                                      Common  58933Y105    8315.698  184404    Sole              184404
Microsoft                                  Common  594918104    422.592   14200     Sole              14200
Newmont Mining                             Common  651639106    6938.858  123875    Sole              123875
NextEra Energy, Inc.                       Common  65339f101    488.793   6950      Sole              6950
Northern Trust                             Common  665859104    5274.369  113635    Sole              113635
Novartis AG (ADR)                          Common  66987v109    4612.878  75300     Sole              75300
PepsiCo                                    Common  713448108    4351.577  61489     Sole              61489
Pfizer                                     Common  717081103    6301.339  253575    Sole              253575
Phillips 66                                Common  718546104    1000.201  21570     Sole              21570
Procter & Gamble                           Common  742718109    8027.033  115730    Sole              115730
QEP Resources                              Common  74733V100    506.56    16000     Sole              16000
Questar                                    Common  748356102    815.233   40100     Sole              40100
Royal DutchShell Class A ADR               Common  780259206    575.339   8289      Sole              8289
Schlumberger Ltd                           Common  806857108    3612.811  49949     Sole              49949
Sherwin Williams                           Common  824348106    297.82    2000      Sole              2000
Sigma Aldrich                              Common  826552101    4559.426  63350     Sole              63350
Sysco                                      Common  871829107    5139.224  164350    Sole              164350
The Scotts Company                         Common  810186106    3949.249  90850     Sole              90850
Union Pacific                              Common  907818108    367.97    3100      Sole              3100
United Parcel Service                      Common  911312106    5677.29   79325     Sole              79325
United Technologies                        Common  913017109    219.212   2800      Sole              2800
Verizon                                    Common  92343V104    1072.809  23542     Sole              23542
Wal-Mart Stores                            Common  931142103    289.296   3920      Sole              3920
Walgreen                                   Common  931422109    4102.78   112590    Sole              112590
                                                                196926.6





































































































































































































































































































































































































































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